Alliance
Government
Reserves


                           Alliance Capital [LOGO](R)


Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)                       Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)       Security                              Yield              Value
--------------------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCIES-69.0%
              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-26.9%
$ 47,000      2/05/03 ..........................     1.25%        $   46,944,514
 130,000      2/12/03 ..........................     1.26            129,813,450
  65,000      2/03/03 ..........................     1.27             64,926,622
  65,000      2/04/03 ..........................     1.27             64,924,329
  65,000      2/07/03 ..........................     1.27             64,917,450
  50,000      2/11/03 ..........................     1.27             49,929,445
  30,000      3/07/03 ..........................     1.27             29,932,800
 200,000      3/27/03 FRN.......................     1.27            199,963,391
 150,000      2/28/03 ..........................     1.28            149,696,000
 178,000      3/05/03 ..........................     1.28            177,608,384
 130,000      3/12/03 ..........................     1.28            129,681,067
  80,000      4/10/03 ..........................     1.28             79,722,333
  45,000      4/30/03 ..........................     1.28             44,812,675
  85,000      2/26/03 ..........................     1.29             84,832,479
 370,000      3/26/03 ..........................     1.29            368,909,357
  86,000      4/03/03 ..........................     1.29             85,721,742
 300,000      5/05/03 FRN.......................     1.48            299,921,733
 130,000      1/29/03 ..........................     1.70            129,843,512
  40,000      2/14/03 ..........................     1.70             39,919,256
                                                                  --------------
                                                                   2,242,020,539
                                                                  --------------
              FEDERAL HOME
              LOAN BANK-18.0%
 125,000      3/14/03 ..........................     1.27            124,686,910
  85,000      3/28/03 ..........................     1.27             84,746,121
  90,000      2/21/03 ..........................     1.27             89,841,458
  35,000      3/07/03 ..........................     1.28             34,920,356
 200,000      3/21/03 FRN.......................     1.28            199,978,723
 300,000      3/19/03 FRN.......................     1.49            300,000,000
  85,000      12/16/03 .........................     1.55             84,954,375
  45,000      1/24/03 ..........................     1.69             44,953,525
 135,000      10/30/03 .........................     1.70            135,000,000
 250,000      9/15/03 ..........................     1.81            250,000,000
  90,000      10/28/03 .........................     1.85             90,000,000
  57,000      11/03/03 .........................     1.86             57,000,000
                                                                  --------------
                                                                   1,496,081,468
                                                                  --------------
              FEDERAL HOME
              LOAN MORTGAGE
              CORP.-18.3%
  43,000      2/06/03 ..........................     1.25             42,947,743
  50,000      4/24/03 ..........................     1.25             49,805,556
  65,000      2/20/03 ..........................     1.26             64,888,525
  79,000      2/04/03 ..........................     1.27             78,908,031
 131,000      2/27/03 ..........................     1.27            130,741,202
  90,000      3/06/03 ..........................     1.27             89,799,975
  80,000      2/13/03 ..........................     1.28             79,880,533
 135,000      3/13/03 ..........................     1.28            134,664,000
  90,000      3/20/03 ..........................     1.28             89,753,600
  44,734      3/20/03 ..........................     1.28             44,612,007
  48,000      3/28/03 ..........................     1.28             47,854,933
  90,000      3/31/03 ..........................     1.28             89,718,400
 200,000      1/30/03 ..........................     1.66            199,742,556
 235,000      12/05/03 .........................     1.75            235,000,000
 105,000      12/08/03 .........................     1.75            105,000,000
  43,000      1/16/03 ..........................     2.45             42,998,338
                                                                  --------------
                                                                   1,526,315,399
                                                                  --------------
              STUDENT LOAN
              MARKETING
              ASSOCIATION-3.0%
 250,000      8/21/03 FRN.......................     1.58            249,984,653
                                                                  --------------
              FEDERAL
              AGRICULTURAL
              MORTGAGE
              ASSOCIATION-2.8%
  75,000      3/03/03 ..........................     1.29             74,838,750

  35,000      1/10/03 ..........................     1.30             34,989,889
  32,000      1/08/03 ..........................     1.65             31,991,227
  26,000      1/09/03 ..........................     1.65             25,991,683
  50,000      2/14/03 ..........................     1.70             49,897,875
  20,000      2/14/03 ..........................     1.72             19,959,628
                                                                  --------------
                                                                     237,669,052
                                                                  --------------
              Total U.S. Government
              Agencies
              (amortized cost
              $5,752,071,111)...................                   5,752,071,111
                                                                  --------------
              REPURCHASE
              AGREEMENTS-31.0%
              ABN AMRO
  50,000      1.27%, dated 11/19/02,
              due 1/23/03 in the
              amount of $50,112,889
              (cost $50,000,000;
              collateralized by
              $85,765,092 FHLMCs
              and FNMA, 5.50% to
              9.50%, due 5/01/17 to
              6/01/28, value
              $51,000,000) (a)..................     1.27             50,000,000

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                 Yield              Value
--------------------------------------------------------------------------------
           ABN AMRO
$ 50,000   1.27%, dated 11/19/02,
           due 2/13/03 in the
           amount of $50,149,931
           (cost $50,000,000;
           collateralized by
           $70,679,975
           FHLMCs, 6.00% to
           10.50%, due 5/01/17
           to 4/01/25, value
           $51,000,000) (a).....................     1.27%        $   50,000,000
           ABN AMRO
 200,000   1.31%, dated 12/27/02,
           due 1/31/03 in the
           amount of $200,232,889
           (cost $200,000,000;
           collateralized by
           $182,024,000
           FNMAs, 5.25% to
           6.00%, due 1/15/09 to
           5/15/11, value
           $204,001,074) (a)....................     1.31            200,000,000
           ABN AMRO
 110,000   1.55%, dated 11/04/02,
           due 1/06/03 in the
           amount of $110,293,639
           (cost $110,000,000;
           collateralized by
           $140,731,950
           FHLMCs and FNMAs,
           5.50% to 9.00%,
           due 12/01/13 to
           10/01/32, value
           $112,200,001) (a)....................     1.55            110,000,000
           Bank of America
  40,000   1.27%, dated 11/20/2002,
           due 1/17/03 in the
           amount of $40,081,844
           (cost $40,000,000;
           collateralized by
           $42,517,434
           FNMA, 6.50%,
           due 8/01/32, value
           $40,800,000) (a).....................     1.27             40,000,000

           Bank of America
  50,000   1.28%, dated 11/22/02,
           due 1/31/03 in the
           amount of $50,124,444
           (cost $50,000,000;
           collateralized by
           $49,411,231
           FHLMC and FNMA,
           5.50% to 6.50%,
           due 12/01/17 to
           8/01/32, value
           $51,000,000) (a).....................     1.28%            50,000,000

           Bank of America
  75,000   1.29%, dated 12/06/02,
           due 2/25/03 in the
           amount of $75,217,688
           (cost $75,000,000;
           collateralized by
           $79,981,933
           FNMAs, 5.50% to
           6.50%, due 7/01/17 to
           8/01/32, value
           $76,500,000) (a).....................     1.29             75,000,000
           CS First Boston Corp.
  45,000   1.28%, dated 11/12/02,
           due 1/13/03 in the
           amount of $45,097,600
           (cost $45,000,000;
           collateralized by
           $231,405,045
           FHLMCs, 0.00%,
           due 12/01/19 to
           4/01/35, value
           $45,900,602) (a).....................     1.28             45,000,000
           CS First Boston Corp.
 100,000   1.31%, dated 12/20/02,
           due 1/17/03 in the
           amount of $100,101,889
           (cost $100,000,000;
           collateralized by
           $529,943,058
           FHLMCs, 0.00%,
           due 12/12/12 to
           2/01/37, value
           $102,000,743) (a)....................     1.31            100,000,000

                                                    Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                 Yield              Value
--------------------------------------------------------------------------------
           CS First Boston Corp.
$100,000   1.47%, dated 11/06/02,
           due 1/10/03 in the
           amount of $100,265,417
           (cost $100,000,000;
           collateralized by
           $105,674,243
           FHLMCs, 0.00%,
           due 6/01/32 to
           12/01/32, value
           $102,000,263) (a)....................     1.47%        $  100,000,000
           Deutsche Bank
 140,000   1.27% to 1.29%, dated
           11/20/02 to 12/05/02,
           due 2/19/03 to 3/13/03
           in the amount of
           $140,474,203
           (cost $140,000,000;
           collateralized by
           $153,355,429
           FNMAs, 6.50% to
           6.63%, due 8/01/09
           to 6/01/32, value
           $142,800,000) (a)....................     1.29            140,000,000
           Goldman Sachs & Co.
 240,000   1.26%, dated 12/31/02,
           due 3/11/03 to 3/25/03
           in the amount of
           $240,648,025
           (cost $240,000,000;
           collateralized by
           $504,529,671 FHLMCs
           and FNMAs, 4.50% to
           8.00%, due 4/01/08 to
           1/01/33, value
           $244,800,000) (a)....................     1.26            240,000,000
           Greenwich Funding
           Corp.
  50,000   1.28%, dated 11/20/02,
           due 1/21/03 in the
           amount of $50,108,444
           (cost $50,000,000;
           collateralized by
           $65,011,673 FHLMCs
           and FNMAs, 6.39% to
           8.50%, due 4/01/08 to
           11/01/32, value
           $51,004,102) (a).....................     1.28             50,000,000
           Greenwich Funding
           Corp.
  50,000   1.28%, dated 11/20/02,
           due 2/24/03 in the
           amount of $50,168,889
           (cost $50,000,000;
           collateralized by
           $68,761,505
           FHLMCs and FNMAs,
           5.50% to 9.00%,
           due 3/01/08 to
           12/01/32, value
           $51,003,125) (a).....................     1.28             50,000,000
           Greenwich Funding
           Corp.
 100,000   1.28%, dated 12/30/02,
           due 3/17/03 in the
           amount of $100,270,222
           (cost $100,000,000;
           collateralized by
           $189,953,517
           FHLMCs and FNMAs,
           0.00% to 9.00%, due
           8/01/07 to 6/01/40, value
           $102,002,298) (a)....................     1.28            100,000,000
           Greenwich Funding
           Corp.
 115,000   1.28%, dated 12/30/02,
           due 3/24/03 in the
           amount of $115,339,378
           (cost $115,000,000;
           collateralized by
           $164,969,928 FHLMCs
           and FNMAs, 6.00% to
           8.50%, due 6/01/06 to
           12/01/32, value
           $117,302,202) (a)....................     1.28            115,000,000
           Greenwich Funding
           Corp.
 100,000   1.29%, dated 12/05/02,
           due 3/04/03 in the
           amount of $100,318,917
           (cost $100,000,000;
           collateralized by
           $424,278,348 FHLMCs
           and FNMAs, 0.00%,
           due 1/01/24 to
           6/01/40, value
           $102,000,266) (a)....................     1.29            100,000,000

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                 Yield              Value
--------------------------------------------------------------------------------
           Lehman Brothers, Inc.
$115,000   1.60%, dated 10/30/02,
           due 1/27/03 in the
           amount of $115,449,778
           (cost $115,000,000;
           collateralized by
           $124,968,421
           FHLMCs and FNMAs,
           0.00%, due 4/01/32 to
           5/01/36, value
           $117,293,512) (a)....................     1.60%        $  115,000,000
           Lehman Brothers, Inc.
 115,000   1.62%, dated 10/30/02,
           due 1/06/03 in the
           amount of $115,346,725
           (cost $115,000,000;
           collateralized by
           $212,857,399
           FHLMCs and FNMAs,
           0.00%, due 9/01/23 to
           1/01/33, value
           $117,293,906) (a)....................     1.62            115,000,000
           Merrill Lynch & Co.,
           Inc.
 150,000   1.28%, dated 11/14/02,
           due 1/15/03 in the
           amount of $150,330,667
           (cost $150,000,000;
           collateralized by
           $404,845,751
           FNMAs, 0.00%,
           due 4/01/22 to
           1/01/33, value
           $153,000,646) (a)....................     1.28            150,000,000
           Merrill Lynch & Co.,
           Inc.
 150,000   1.28%, dated 11/14/02,
           due 1/28/03 in the
           amount of $150,400,000
           (cost $150,000,000;
           collateralized by
           $274,819,813
           FHLMCs and FNMAs,
           5.25% to 7.50%,
           due 6/01/04 to
           1/01/33, value
           $153,003,264) (a)....................     1.28            150,000,000
           Merrill Lynch & Co.,
           Inc.
 115,000   1.29%, dated 11/21/02,
           due 1/22/03 in the
           amount of $115,255,492
           (cost $115,000,000;
           collateralized by
           $230,853,266
           FHLMCs and FNMAs,
           5.50% and 8.00%,
           due 6/01/11 to
           1/01/33, value
           $117,302,073) (a)....................     1.29            115,000,000
           Prudential Securities,
           Inc.
 100,000   1.27%, dated 11/19/02,
           due 1/23/03 in the
           amount of $100,229,306
           (cost $100,000,000;
           collateralized by
           $153,034,398
           FHLBs, FHLMCs and
           FNMAs, 4.15% to
           6.827%, due 4/08/03 to
           7/01/39, value
           $102,000,820) (a)....................     1.27            100,000,000
           Prudential Securities,
           Inc.
 100,000   1.27%, dated 11/19/02,
           due 2/10/03 in the
           amount of $100,292,806
           (cost $100,000,000;
           collateralized by
           $166,614,968
           FHLBs, FHLMCs and
           FNMAs, 4.15% to
           7.36%, due 5/20/05 to
           12/01/31, value
           $102,000,225) (a)....................     1.27            100,000,000

                                                    Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                 Yield              Value
--------------------------------------------------------------------------------

           Prudential Securities,
           Inc.
$100,000   1.27%, dated 11/19/02,
           due 2/18/03 in the
           amount of $100,321,028
           (cost $100,000,000;
           collateralized by
           $148,272,409
           FHLBs, FHLMCs and
           FNMAs, 4.287% to
           12.00%, due 10/01/03 to
           1/01/33, value
           $102,000,351) (a)....................     1.27%        $  100,000,000
           State Street Bank and
           Trust Co.
  17,700   1.18%, dated 12/31/02,
           due 1/02/03 in the
           amount of $17,701,160
           (cost $17,700,000;
           collateralized by
           $18,055,000 U.S.
           Treasury Note, 2.00%,
           due 11/30/04, value
           $18,235,550) (a).....................     1.18             17,700,000
                                                                  --------------
            Security                                                   Value
--------------------------------------------------------------------------------
	     Total Repurchase
           Agreements
           (amortized cost
           $2,577,700,000)......................                  $2,577,700,000
                                                                  --------------
           TOTAL
           INVESTMENTS-100.0%
           (amortized cost
           $8,329,771,111)......................                   8,329,771,111
           Other assets less
           liabilities-0.0%.....................                       2,569,219
                                                                  --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           8,332,798,068 shares
           outstanding).........................                  $8,332,340,330
                                                                  ==============

--------------------------------------------------------------------------------

(a)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      FHLB  - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corp.
      FNMA  - Federal National Mortgage Association
      FRN   - Floating Rate Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)      Alliance Government Reserves
================================================================================

INVESTMENT INCOME
    Interest .....................................................                                $73,811,913
EXPENSES
    Advisory fee (Note B) ........................................           $19,604,698
    Distribution assistance and administrative service (Note C) ..            18,360,828
    Transfer agency (Note B) .....................................             3,440,415
    Printing .....................................................               512,247
    Custodian fees ...............................................               335,827
    Registration fees ............................................               158,691
    Audit and legal fees .........................................                47,822
    Trustees' fees ...............................................                 6,100
    Miscellaneous ................................................                29,352
                                                                             -----------
    Total expenses ...............................................                                 42,495,980
                                                                                                  -----------
    Net investment income ........................................                                 31,315,933
REALIZED GAIN ON INVESTMENT TRANSACTIONS
    Net realized gain on investment transactions .................                                      1,396
                                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                                $31,317,329
                                                                                                  ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                        Six Months Ended
                                                                        December 31, 2002      Year Ended
                                                                           (unaudited)        June 30, 2002
                                                                        ===============      ===============
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ........................................       $    31,315,933      $   112,366,698
    Net realized gain on investment transactions .................                 1,396              156,254
                                                                         ---------------      ---------------
    Net increase in net assets from operations ...................            31,317,329          112,522,952
DIVIDENDS TO SHAREHOLDERS FROM
    Net investment income ........................................           (31,315,933)        (112,366,698)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E) ........................................           532,437,037          607,996,955
                                                                         ---------------      ---------------
    Total increase ...............................................           532,438,433          608,153,209
NET ASSETS
    Beginning of period ..........................................         7,799,901,897        7,191,748,688
                                                                         ---------------      ---------------
    End of period ................................................       $ 8,332,340,330      $ 7,799,901,897
                                                                         ===============      ===============


--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,186,188 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $907 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $10,623,995. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $7,736,833, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002 the Portfolio had a capital loss carryforward of $459,135, which expires in 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2002, capital paid-in aggregated $8,332,798,068. Transactions, all at $1.00 per share, were as follows:

                                                Six Months Ended       Year
                                                December 31, 2002      Ended
                                                   (unaudited)     June 30, 2002
                                                =================  =============
Shares sold ...................................   3,301,121,927    5,604,291,118
Shares issued on reinvestments of dividends ...      31,315,933      112,366,698
Shares redeemed ...............................  (2,800,000,823)  (5,108,660,861
                                                 --------------    -------------
Net increase ..................................     532,437,037      607,996,955
                                                 ==============    =============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               Six Months
                                                 Ended
                                              December 31,                          Year Ended June 30
                                                  2002        ===============================================================
                                              (unaudited)       2002          2001          2000          1999          1998
                                              ============    =======       =======       =======       =======       =======
Net asset value, beginning of period...      $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               -------       -------       -------       -------       -------       -------
Income from Investment Operations
Net investment income .................         .004          .015(a)       .049(a)       .047(a)       .042(a)       .046(a)
                                               -------       -------       -------       -------       -------       -------
Less: Dividends
Dividends from net investment income ..        (.004)        (.015)        (.049)        (.047)        (.042)        (.046)
                                               -------       -------       -------       -------       -------       -------
Net asset value, end of period ........      $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               =======       =======       =======       =======       =======       =======
Total Return
Total investment return based
    on net asset value (b) ............          .37%         1.49%         5.05%         4.82%         4.27%         4.74%
Ratios/Supplemental Data
Net assets, end of period (in millions)      $ 8,332       $ 7,800       $ 7,192       $ 5,867       $ 5,583       $ 4,909
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................         1.00%(c)      1.00%         1.00%         1.00%         1.00%         1.00%
    Expenses, before waivers and
      reimbursements ..................         1.00%(c)      1.01%         1.01%         1.03%         1.02%         1.01%
    Net investment income .............          .74%(c)      1.48%(a)      4.89%(a)      4.74%(a)      4.18%(a)      4.63%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                    Alliance Government Reserves
================================================================================

Alliance Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Government Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|

Fund Code |2| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRSR1202